Condensed Interim Statements of Financial Position - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Current
Cash	$ 194,321	$ 72,921	$ 14,530	$ 692,647
Term deposit		18,506
Accounts and other receivables	152,604	175,256	161,047	81,159
Inventory	142,950	241,341	774,117	1,176,247
Prepaid expenses and deposits	395,976	677,474	81,574	118,369
Total current assets	885,851	1,185,498	1,031,268	2,068,422
Non-current
Intangible asset			11,466
Property and equipment	4,914	5,619	7,432	3,196
Total assets	890,765	1,191,117	1,050,166	2,071,618
Current
Accounts payable and accrued liabilities	2,308,607	1,345,288	3,366,062	308,719
Due to related party	311,774
Loan payable	2,336,222		27,144	17,580
Deferred revenue	2,009	6,045	17,181	92,121
Warrant derivative	1,107,775	1,242,580	1,582,977	1,490,059
Total liabilities	6,066,387	2,593,913	4,993,364	1,908,479
SHAREHOLDERS’ EQUITY
Share capital	24,889,414	23,845,704	13,276,909	13,264,251
Obigation to issue securities	283
Reserves	1,905,507	1,137,814	400,936	308,660
Accumulated deficit	(31,970,826)	(26,386,314)	(17,621,043)	(13,409,772)
Total shareholders’ equity	(5,175,622)	(1,402,796)	(3,943,198)	163,139
Total liabilities and shareholders’ deficiency	$ 890,765	$ 1,191,117	$ 1,050,166	$ 2,071,618